Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement of comprehensive income [Abstract]
Group profit for the financial year	€ 1,919	€ 1,270	[1]	€ 729	[1]
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(1,076)	(82)		661
Gains/(losses) relating to cash flow hedges	8	14		(2)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(1,068)	(68)		659
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	114	(61)		203
Tax on items recognised directly within other comprehensive income	(33)	3		(30)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	81	(58)		173
Total other comprehensive income for the financial year	(987)	(126)		832
Total comprehensive income for the financial year	932	1,144		1,561
Attributable to:
Equity holders of the Company	969	1,128		1,538
Non-controlling interests	(37)	16		23
Total comprehensive income for the financial year	€ 932	€ 1,144		€ 1,561

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.